Document and Entity Information	Dec. 07, 2023
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001636282
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Dec. 07, 2023
Entity Registrant Name	SPYRE THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-37722
Entity Tax Identification Number	46-4312787
Entity Address, Address Line One	221 Crescent Street
Entity Address, Address Line Two	Building 23
Entity Address, Address Line Three	Suite 105
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02453
City Area Code	617
Local Phone Number	651-5940
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.0001 Par Value
Trading Symbol	SYRE
Entity Emerging Growth Company	false